DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS

January 31, 2021

(Unaudited)

Principal Amount (000)	Description (a)	Value

	LONG-TERM INVESTMENTS - 155.0%

	Alabama - 2.1%
$2,000	Jefferson Cnty. Brd. of Ed. Pub. Sch.
	Warrants,
	5.00%, 2/01/46	$2,443,060

	Alaska - 0.3%
290	Anchorage Elec. Util. Rev.,
	Prerefunded 12/01/24 @ $100 (b)
	5.00%, 12/01/36	341,872

	Arizona - 4.6%
1,350	Arizona Brd. of Regents Rev.,
	Arizona St. Univ.,
	5.00%, 7/01/37	1,629,598
650	Arizona St. Hlth. Fac. Auth. Rev.,
	Scottsdale Lincoln Hosp. Proj.,
	5.00%, 12/01/42	743,938
1,000	Maricopa Cnty. Indl. Dev. Auth. Rev.,
	Banner Hlth.,
	4.00%, 1/01/34	1,153,610
190	Northern Arizona Univ. Rev.,
	5.00%, 6/01/40
	Prerefunded 6/01/24 @ $100 (b)	219,708
310	Northern Arizona Univ. Rev.,
	5.00%, 6/01/40	345,120
1,000	Northern Arizona Univ. SPEED Rev.,
	(Stimulus Plan for Econ. and Edl. Dev.),
	5.00%, 8/01/38
	Prerefunded 8/01/23 @ $100 (b)	1,119,510

		5,211,484

	California - 18.8%
1,150	California St. Hlth. Facs. Fin. Auth. Rev.,
	Kaiser Permanente,
	4.00%, 11/01/44	1,342,510
330	California St. Hlth. Facs. Fin. Auth. Rev.,
	Providence St. Joseph Hlth.,
	4.00%, 10/01/36	380,962
1,500	California St. Hlth. Facs. Fin. Auth. Rev.,
	Sutter Hlth.,
	5.00%, 11/15/46
	Prerefunded 11/15/25 @ $100 (b)	1,835,550
100	California St. Muni. Fin. Auth. Student
	Hsg. Rev., Bowles Hall Foundation,
	5.00%, 6/01/35	108,300

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2021

(Unaudited)

Principal Amount (000)	Description (a)	Value

$1,000	California St. Gen. Oblig.,
	5.00% 10/01/28	$1,171,400
1,000	California St. Pub. Wks. Brd. Lease Rev.,
	Dept. of Corrections and Rehab.,
	5.25%, 9/01/29	1,126,840
600	Contra Costa Cnty. Successor Agy.
	to Redev. Agy., Tax Allocation,
	5.00%, 8/01/35, BAM	739,560
1,000	Garden Grove Successor Agy. to Agy.
	Cmty. Dev., Tax Allocation,
	5.00%, 10/01/31, BAM	1,200,830
2,000	Gilroy Unified Sch. Dist. Gen. Oblig.,
	4.00%, 8/01/41	2,285,860
280	Lancaster Successor Agy. to Redev. Agy.,
	Tax Allocation,
	5.00%, 8/01/33, AGM	332,800
250	Palm Desert Successor Agy. to Redev.
	Agy., Tax Allocation,
	5.00%, 10/01/28, BAM	310,467
2,550	Riverside Cnty. Sngl. Fam. Rev.,
	7.80%, 5/01/21,
	Escrowed to maturity (b)	2,596,359
1,215	San Marcos Successor Agy. to Redev.
	Agy., Tax Allocation,
	5.00%, 10/01/32	1,456,712
2,000	San Mateo Successor Agy. to Redev.
	Agy., Tax Allocation,
	5.00%, 8/01/30	2,332,120
1,000	Santa Clarita Cmnty. Clg. Dist. Gen. Oblig.,
	3.00%, 8/01/49	1,074,540
1,000	Temple City Unified Sch. Dist. Gen. Oblig.,
	4.00%, 8/01/43	1,136,260
1,750	Univ. of California Rev.,
	4.00%, 5/15/48	2,046,205

		21,477,275

	Colorado - 4.5%
405	Colorado St. Hsg. & Fin. Auth. Rev.,
	3.60%, 11/01/38	433,917
1,000	Eagle River Wtr. & Santn. Dist.
	Enterprise Wstwtr. Rev.,
	5.00%, 12/01/42
	Prerefunded 12/01/22 @ $100 (b)	1,087,470

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2021

(Unaudited)

Principal Amount (000)	Description (a)	Value

$1,900	Public Auth. for Colorado Energy,
	Natural Gas Purch. Rev.,
	6.25%, 11/15/28	$2,426,585
1,000	Univ. of Colorado Enterprise Rev.,
	4.00%, 6/01/43	1,157,880

		5,105,852

	Connecticut - 9.1%
900	Connecticut St. Gen. Oblig.,
	5.00%, 9/15/35	1,146,366
705	Connecticut St. Gen. Oblig.,
	4.00%, 4/15/38	840,980
700	Connecticut St. Hlth. & Edl. Facs. Auth.
	Rev., Hartford HlthCare.,
	5.00%, 7/01/32
	Prerefunded 7/01/21 @ $100 (b)	713,979
1,000	Connecticut St. Hlth. & Edl. Facs. Auth.
	Rev., Hartford HlthCare.,
	5.00%, 7/01/41
	Prerefunded 7/01/21 @ $100 (b)	1,019,970
500	Connecticut St. Hlth. & Edl. Facs. Auth.
	Rev., Univ. of New Haven,
	5.00%, 7/01/43	583,280
550	Connecticut St. Hlth. & Edl. Facs. Auth.
	Rev., Yale-New Haven Hosp.,
	5.00%, 7/01/48	595,903
250	Connecticut St. Hgr. Edu. Supplemental
	Loan Auth. Rev.,
	3.25%, 11/15/36	258,715
570	Connecticut St. Hsg. Auth. Rev.,
	3.00%, 5/15/33	617,276
500	Connecticut St. Hsg. Auth. Rev.,
	3.20%, 11/15/33	541,205
1,255	Connecticut St. Spl. Tax Oblig. Rev.,
	3.125%, 5/01/40	1,376,246
1,000	S. Central Connecticut Reg. Wtr. Auth. Rev.,
	5.00%, 8/01/41
	Prerefunded 8/01/21 @ $100 (b)	1,024,500
1,300	Univ. of Connecticut Spec. Oblig. Rev.,
	5.00%, 11/15/43	1,626,248

		10,344,668

	District of Columbia - 1.1%
1,000	District of Columbia Gen. Oblig.,
	5.00%, 6/01/43	1,263,480

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2021

(Unaudited)

Principal Amount (000)	Description (a)	Value

	Florida - 23.3%
$755	Brevard Cnty. Sch. Brd. Ref. COP,
	5.00%, 7/01/32	$936,200
750	Broward Cnty. Port Fac. Rev.,
	4.00%, 9/01/49	855,090
1,000	Central Florida Expwy. Auth. Rev.,
	4.00%, 7/01/36	1,142,840
1,175	Escambia Cnty. Hlth. Fac. Auth. Rev.,
	Baptist Hosp.,
	3.00%, 8/15/50, AGM	1,238,133
2,000	Florida St. Brd. of Ed. Cap. Outlay
	Gen. Oblig.,
	5.00%, 6/01/41	2,032,580
2,350	Florida St. Brd. of Gov. Florida State Univ.
	Dorm Rev.,
	5.00%, 5/01/33	2,587,185
1,000	Hillsborough Cnty. Aviation Auth. Rev.,
	Tampa Int’l. Arpt.,
	5.00%, 10/01/44	1,131,440
500	Lee Cnty. Tran. Fac. Rev.,
	5.00%, 10/01/35, AGM	575,805
1,080	Miami Beach Hlth. Facs. Auth. Rev.,
	Mt. Sinai Med. Ctr.,
	5.00%, 11/15/39	1,196,629
500	Miami Beach Redev. Agy. Rev.,
	5.00%, 2/01/40, AGM	561,895
1,250	Miami-Dade Cnty. Ed. Facs. Auth. Rev.,
	Univ. of Miami,
	5.00%, 4/01/45	1,405,137
2,220	Miami-Dade Cnty. Sch. Brd. Ref. COP,
	5.00%, 2/01/34	2,635,739
250	Miami-Dade Cnty. Aviation Rev.,
	5.00%, 10/01/32
	Prerefunded 10/01/22 @ $100 (b)	269,312
1,000	Reedy Creek Impvt. Dist. Gen. Oblig.,
	5.00%, 6/01/38
	Prerefunded 6/01/23 @ $100 (b)	1,113,040
2,035	Seminole Cnty. Sales Tax Rev.,
	5.25%, 10/01/31, NRE	2,779,647

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2021

(Unaudited)

Principal Amount (000)	Description (a)	Value

$2,190	Seminole Cnty. Sch. Brd. COP,
	5.00%, 7/01/33	$2,660,324
830	S. Florida Wtr. Mgmt. Dist. COP,
	5.00%, 10/01/35	996,938
470	Tallahassee Hlth. Facs. Rev.,
	Tallahassee Memorial Hlthcare.,
	5.00%, 12/01/41	528,068
665	Tampa-Hillsborough Cnty. Expwy. Auth. Rev.,
	4.00%, 7/01/42	764,245
985	Tampa-Hillsborough Cnty. Expwy. Auth. Rev.,
	5.00%, 7/01/47	1,183,300

		26,593,547

	Georgia - 0.5%
500	Atlanta Arpt. Passenger Fac. Charge Gen. Rev.,
	5.00%, 1/01/32	561,765

	Idaho - 0.3%
240	Idaho St. Hlth. Facs. Auth. Rev.,
	St. Luke’s Hlth. Sys.,
	5.00%, 3/01/37	297,415

	Illinois - 16%
500	Chicago Multi-Family Hsg. Rev.,
	4.90%, 3/20/44, FHA	501,775
1,000	Chicago O’Hare Intl. Arpt. Rev.,
	Customer Fac. Charge,
	5.125%, 1/01/30, AGM	1,087,450
620	Chicago O’Hare Intl. Arpt. Rev.,
	5.25%, 1/01/42	752,767
250	Chicago Sales Tax Rev.,
	5.00%, 1/01/30
	Prerefunded 1/01/25 @ $100 (b)	296,007
250	Chicago Wtrwks. Rev.,
	5.00%, 11/01/30	297,375
650	Chicago Wtrwks. Rev.,
	5.25%, 11/01/32, AGM	824,102
250	Chicago Wtrwks. Rev.,
	5.00%, 11/01/36, AGM	309,975
865	Chicago Wtrwks. Rev.,
	5.00%, 11/01/44	970,132
170	Illinois St. Fin. Auth. Rev.,
	Advocate Hlth. Care Network,
	5.00%, 5/01/45
	Prerefunded 5/01/25 @ $100 (b)	203,216

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2021

(Unaudited)

Principal Amount (000)	Description (a)	Value

$1,055	Illinois St. Fin. Auth. Rev.,
	Advocate Hlth. Care Network,
	5.00%, 5/01/45	$1,191,116
525	Illinois St. Fin. Auth. Rev.,
	Northwestern Memorial Hlthcare.,
	(fka Centegra Hlth. Sys.),
	5.00%, 9/01/42	587,186
520	Illinois St. Fin. Auth. Rev.,
	Northwestern Memorial Hlthcare.,
	5.00%, 8/15/37	552,464
1,070	Illinois St. Fin. Auth. Rev.,
	Rush Univ. Med. Ctr.,
	4.00%, 11/15/39	1,167,959
1,000	Illinois St. Fin. Auth. Rev.,
	Rush Univ. Med. Ctr.,
	5.00%, 11/15/39	1,152,760
1,000	Illinois St. Gen. Oblig.,
	5.00%, 2/01/27	1,200,050
2,020	Illinois St. Gen. Oblig.,
	5.50%, 1/01/29	2,581,944
750	Illinois St. Toll Hwy. Auth. Rev.,
	5.00%, 1/01/41	900,090
330	Railsplitter Tobacco Settlement Auth. Rev.,
	5.00%, 6/01/27	401,231
1,000	Railsplitter Tobacco Settlement Auth. Rev.,
	6.00%, 6/01/28
	Prerefunded 6/01/21 @ $100 (b)	1,019,600
1,000	Sales Tax Securitization Corp. Rev.,
	5.00%, 1/01/48	1,189,270
1,000	Univ. of Illinois Aux. Facs. Sys. Rev.,
	5.00%, 4/01/34	1,127,840

		18,314,309

	Indiana - 3.3%
240	Indiana St. Fin. Auth. Hosp. Rev.,
	Indiana Univ. Hlth.,
	5.00%, 12/01/28	278,669
2,000	Indiana St. Fin. Auth. Hosp. Rev.,
	Parkview Hlth.,
	5.00%, 11/01/43	2,484,920
1,000	Indiana St. Fin. Auth. Rev.
	State Revolving Fund,
	5.00%, 2/01/31
	Prerefunded 2/01/21 @ $100 (b)	1,000,000

		3,763,589

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2021

(Unaudited)

Principal Amount (000)	Description (a)	Value

	Kentucky - 1%
$900	Kentucky Bond Dev. Corp.
	Transient Room Tax Rev.,
	5.00%, 9/01/43	$1,057,365

	Louisiana - 4.7%
1,250	Louisiana St. Stadium & Exposition Dist. Rev.,
	5.00%, 7/01/30	1,356,700
605	Louisiana St. Stadium & Exposition Dist. Rev.,
	5.00%, 7/01/36	651,833
1,250	Louisiana St. Tran. Auth. Rev.,
	5.00%, 8/15/38
	Prerefunded 8/15/23 @ $100 (b)	1,401,700
300	New Orleans Swr. Svc. Rev.,
	5.00%, 6/01/44	336,435
500	Port of New Orleans Brd. of
	Commissioners Port Fac. Rev.,
	5.00%, 4/01/33
	Prerefunded 4/01/23 @ $100 (b)	548,705
1,000	Terrebonne Parish Consol. Wtrwks.
	Dist. No. 1 Rev.,
	5.00%, 11/01/37
	Prerefunded 11/01/22 @ $100 (b)	1,083,490

		5,378,863

	Maine - 2.1%
95	Maine St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	5.00%, 7/01/33,
	Prerefunded 7/01/23 @ $100 (b)	105,755
905	Maine St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	5.00%, 7/01/33	988,215
610	Portland General Arpt. Rev.,
	5.00%, 7/01/31	664,412
540	Portland General Arpt. Rev.,
	5.00%, 7/01/32	587,223

		2,345,605

	Maryland - 1%
1,000	Maryland St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	Luminis Hlth.,
	5.00%, 7/01/39	1,124,860

	Massachusetts - 6.2%
3,000	Massachusetts St. Bay Trans. Auth. Rev.,
	5.50%, 7/01/29, NRE	4,168,470
1,000	Massachusetts St. Gen. Oblig.,
	5.50%, 8/01/30, AMBAC	1,413,670

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2021

(Unaudited)

Principal Amount (000)	Description (a)	Value

$300	Massachusetts St. Hsg. Fin. Agy. Rev.,
	3.00%, 12/01/45	$316,677
1,000	Massachusetts St. Port Auth. Rev.,
	5.00%, 7/01/47	1,212,840

		7,111,657

	Michigan - 3.1%
1,000	Holland Elec. Util. Sys. Rev.,
	5.00%, 7/01/39	1,019,130
550	Michigan St. Fin. Auth. Rev.,
	Beaumont Hlth. Credit Group,
	5.00%, 11/01/44	637,830
540	Michigan St. Bldg. Auth. Rev.,
	4.00%, 10/15/36	616,831
1,000	Michigan St. Hsg. Dev. Auth. Rev.,
	2.80%, 12/01/45	1,047,570
225	Royal Oak Hosp. Fin. Auth. Rev.,
	William Beaumont Hosp.,
	5.00%, 9/01/39	252,113

		3,573,474

	Minnesota - 0.2%
255	Minnesota St. Hsg. Fin. Agy.,
	2.70%, 7/01/44	265,787

	Mississippi - 0.6%
600	Mississippi St. Gen. Oblig.,
	4.00%, 10/01/39	731,850

	Nebraska - 2.6%
500	Nebraska St. Pub. Pwr. Dist. Gen. Rev.,
	5.00%, 1/01/34	519,160
1,900	Omaha Gen. Oblig.,
	5.25%, 4/01/27	2,459,018

		2,978,178

	New Jersey - 2.5%
400	Camden Cnty. Impvt. Auth. Hlthcare.
	Redev. Rev., Cooper Hlth. Sys.,
	5.00%, 2/15/33	439,416
240	New Jersey St. Tpk. Auth. Rev.,
	4.00%, 1/01/35	280,548
1,750	Tobacco Settlement Financing Corp. Rev.,
	5.25%, 6/01/46	2,158,660

		2,878,624

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2021

(Unaudited)

Principal Amount (000)	Description (a)	Value

	New York - 8.8%
$1,000	Albany Indl. Dev. Agy. Rev.,
	Brighter Choice Charter Sch.,
	5.00%, 4/01/32	$1,001,890
300	Buffalo and Erie Cnty. Indl. Land. Dev. Rev.,
	Catholic Hlth. Sys.,
	5.25%, 7/01/35	343,221
235	Long Island Pwr. Auth. Elec. Sys. Gen. Rev.,
	5.00%, 9/01/42
	Prerefunded 9/01/22 @ $100 (b)	253,220
465	Long Island Pwr. Auth. Elec. Sys. Gen. Rev.,
	5.00%, 9/01/42	497,513
530	Long Island Pwr. Auth. Elec. Sys. Gen. Rev.,
	5.00%, 9/01/42	652,022
600	New York Cntys. Tobacco Trust VI Rev.,
	5.00%, 6/01/45	650,376
750	New York City Transitional Fin. Auth. Rev.,
	Adjustable Rate Bond,
	0.01%, 2/01/45	750,000
1,185	New York City Transitional Fin. Auth. Rev.,
	3.00%, 5/01/45	1,270,166
2,000	New York St. Dorm. Auth.,
	Personal Inc. Tax Rev.,
	5.00%, 03/15/31	2,367,580
900	Port Auth. of New York and New Jersey Rev.,
	5.00%, 6/01/33	1,009,701
500	Triborough Bridge & Tunnel Auth. Rev.,
	5.00%, 11/15/30	547,895
195	TSASC Inc. Tobacco Settlement Rev.,
	5.00%, 6/01/34	237,647
400	Utility Debt Securitization Auth.,
	Restructuring Rev.,
	5.00%, 12/15/31	452,960

		10,034,191

	North Carolina - 0.2%
250	North Carolina St. Hsg. Fin. Agy. Rev.,
	2.85%, 1/01/43	263,570

	Ohio - 1.9%
775	Buckeye Tobacco Settlement Fin. Auth. Rev.,
	4.00%, 6/01/48	899,876
570	Northeast Ohio Regl. Swr. Dist. Rev.,
	4.00%, 11/15/43	665,264
600	Ohio St. Hsg. Fin. Agy. Rev.,
	2.45%, 9/01/45	618,012

		2,183,152

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2021

(Unaudited)

Principal Amount (000)	Description (a)	Value

	Oregon - 2.2%
$500	Oregon St. Gen. Oblig.,
	5.00%, 5/01/41	$601,015
570	Port of Portland Intl. Arpt. Rev.,
	5.00%, 7/01/32	644,795
1,000	Washington Cnty. Sch. Dist. 48J
	(Beaverton), Gen. Oblig.
	5.00%, 6/15/36	1,246,920

		2,492,730

	Pennsylvania - 2.4%
2,000	Delaware River Port Auth. Rev.,
	5.00%, 1/01/34	2,242,740
375	Pennsylvania St. Tpk. Commision Rev.,
	6.375%, 12/01/38	501,450

		2,744,190

	Rhode Island - 2.5%
1,070	Rhode Island St. Clean Wtr. Fin. Agy.,
	Wtr. Poll. Control Rev. (Green Bonds),
	5.00%, 10/01/32	1,249,557
1,600	Rhode Island St. Hlth. & Edl. Bldg. Corp.,
	Higher Ed. Facs. Rev.,
	Providence College,
	5.00%, 11/01/41	1,640,336

		2,889,893

	South Carolina - 2.3%
2,000	Charleston Cnty. Spl. Source Rev.,
	5.00%, 12/01/32	2,248,580
290	SCAGO Edl. Facs. Corp. Rev.,
	Pickens Cnty. Sch. Dist.,
	5.00%, 12/01/24	341,037

		2,589,617

	Tennessee - 4.6%
250	Chattanooga-Hamilton Cnty. Hosp. Auth. Rev.,
	Erlanger Hlth. Sys.,
	5.00%, 10/01/34	276,385
1,000	Tennessee St. Energy Acquisition Corp. Rev.,
	5.25%, 9/01/21	1,028,750
455	Tennessee St. Hsg. Dev. Agy.,
	3.625%, 7/01/32	485,362
445	Tennessee St. Hsg. Dev. Agy.,
	3.90%, 7/01/42	492,619

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2021

(Unaudited)

Principal Amount (000)	Description (a)	Value

$475	Tennessee St. Hsg. Dev. Agy.,
	4.00%, 7/01/43	$531,088
2,000	Tennessee St. Sch. Bond Auth. Rev.,
	5.00%, 11/01/42	2,482,300

		5,296,504

	Texas - 16.6%
850	Austin Indep. Sch. Dist. Gen. Oblig.,
	4.00%, 8/01/36, PSF	988,355
500	Cypress-Fairbanks Indep. Sch. Dist. Gen. Oblig.,
	2.25%, 2/15/43, PSF	520,985
500	Cypress-Fairbanks Indep. Sch. Dist. Gen. Oblig.,
	2.25%, 2/15/44, PSF	519,550
500	Cypress-Fairbanks Indep. Sch. Dist. Gen. Oblig.,
	2.25%, 2/15/45, PSF	517,625
650	Dallas Area Rapid Transit Rev.,
	5.00%, 12/01/41	776,399
500	Houston Arpt. Sys. Rev.,
	5.00%, 7/01/32
	Prerefunded 7/01/22 @ $100 (b)	532,465
1,250	Houston Arpt. Sys. Rev.,
	5.00%, 7/01/39	1,538,913
1,000	Houston Hotel Occupancy Tax & Spl. Rev.,
	5.25%, 9/01/29	1,020,120
1,410	Houston Util. Sys. Rev.,
	5.00%, 11/15/32
	Prerefunded 11/15/23 @ $100 (b)	1,600,054
1,625	Keller Indep. Sch. Dist. Gen. Oblig.,
	4.00%, 2/15/47, PSF	1,937,796
1,000	Klein Indep. Sch. Dist. Gen. Oblig.,
	3.00%, 8/01/46, PSF	1,124,330
1,000	Lewisville Indep. Sch. Dist. Gen. Oblig.,
	3.00%, 8/15/39, PSF	1,103,850
1,505	North Texas Twy. Auth. Rev.,
	Convertible CAB,
	0.00%, 9/01/43
	Prerefunded 9/01/31 @ $100 (b)	2,118,408
1,135	North Texas Twy. Auth. Rev.,
	4.00%, 1/01/43	1,301,663
700	San Antonio Indep. Sch. Dist. Sch. Bldg.
	Gen. Oblig.,
	5.00%, 8/15/38, PSF	853,874

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2021

(Unaudited)

Principal Amount (000)	Description (a)	Value

$250	Spring Branch Indep. Sch. Dist. Sch. Bldg.
	Gen. Oblig.,
	3.00%, 2/01/43, PSF	$271,478
1,000	Texas St. Wtr. Development Brd. Rev.,
	St. Wtr. Implementation Fund,
	4.00%, 10/15/47	1,175,700
1,000	Upper Trinity Reg. Wtr. Dist. Rev.,
	4.00%, 8/01/37, AGM	1,043,880

		18,945,445

	Vermont - 0.5%
500	Vermont St. Edl. and Hlth. Bldg. Fin. Agy. Rev.,
	Univ. of Vermont Med. Center,
	5.00%, 12/01/35	594,820

	Virginia - 1.9%
2,000	Virginia St. College Bldg. Auth. Rev.,
	5.00%, 2/01/23	2,195,060

	Washington - 1.5%
1,700	King Cnty. Gen. Oblig.,
	Adjustable Rate Bond,
	0.01%, 1/01/46	1,700,000

	Wisconsin - 1.7%
1,400	Wisconsin St. Pub. Fin. Auth. Hosp. Rev.,
	Renown Reg. Med. Ctr.,
	5.00%, 6/01/40	1,643,068
250	Wisconsin St. Pub. Fin. Auth.,
	Solid Waste Disp. Rev.,
	2.875%, 5/01/27	276,468

		1,919,536

	Total Long-Term Investments
	(Cost $161,424,129)	177,013,287

	TOTAL INVESTMENTS - 155.0%
	(Cost $161,424,129)	177,013,287
	Remarketable Variable Rate MuniFund Term Preferred Shares at liquidation value - (56.9)%	(65,000,000)
	Other assets less other liabilities - 1.9%	2,127,436

	NET ASSETS APPLICABLE TO COMMON STOCK - 100.0%	$114,140,723

The accompanying note is an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

SCHEDULE OF INVESTMENTS — (Continued)

January 31, 2021

(Unaudited)

(a) The following abbreviations are used in the portfolio descriptions:

AGM - Assured Guaranty Municipal Corp.*

AMBAC - Ambac Assurance Corporation*

BAM - Build America Mutual Assurance Company*

CAB - Capital Appreciation Bond

COP - Certificate of Participation

FHA - Federal Housing Authority*

NRE - National Public Finance Guarantee Corporation*

PSF - Texas Permanent School Fund*

* Indicates an obligation of credit support, in whole or in part.

(b) Prerefunded and escrowed to maturity issues are secured by escrowed cash, U.S. government obligations, or other securities.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

Note 1. Investment Valuation

The Fund’s investments are carried at fair value which is defined as the price that the Fund might reasonably expect to receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its annual report. The following is a summary of the inputs used to value each of the Fund’s investments at January 31, 2021:

Level 2
Municipal bonds	$177,013,287

There were no Level 1 or Level 3 priced securities held and there were no transfers into or out of Level 3.

Other information regarding the Fund is available on the Fund’s website at www.dpimc.com/dtf or the Securities and Exchange Commission’s website at www.sec.gov.